S000001147 [Member] Performance Management - TCW METWEST TOTAL RETURN BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares, Class I‑2 Shares, Administrative Class shares and Plan Class shares of the Fund are March 31, 1997, March 31, 2000, March 6, 2020, December 18, 2009 and July 31, 2011, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241‑4671.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Bar Chart [Heading]	Total Return Bond Fund – Class M Shares Annual Total Returns for Years Ended 12/31
Bar Chart Closing [Text Block]	Year‑to‑Date Total Return of Class M Shares as of June 30, 2025: 4.70%

Highest:	7.53%	(quarter ended December 31, 2023)
Lowest:	-6.25%	(quarter ended March 31, 2022)

Performance Table Heading	Average Annual Total Returns(For Periods Ended December 31, 2024)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Footnotes
[1]
The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.

Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.tcw.com
Performance Availability Phone [Text]	(800) 241‑4671
CLASS M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑Date Total Return of Class M Shares as of June 30, 2025:
Bar Chart, Year to Date Return	4.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	7.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(6.25%)
Lowest Quarterly Return, Date	Mar. 31, 2022